Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Fair Values of Securities Available for Sale

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale are as follows:

	Amortized Cost	Unrealized		Fair Value
September 30, 2018		Gains	Losses
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$2,014	$—	$108	$1,906
Residential mortgage-backed securities	27,197	—	1,149	26,048
Corporate bonds and other debt securities	5,678	—	183	5,495

Total available for sale	$34,889	$—	$1,440	$33,449

	Amortized Cost	Unrealized		Fair Value
December 31, 2017		Gains	Losses
	(Dollars in thousands)
Available for sale:				—
U.S. Government agencies	$2,010	$—	$61	$1,949
Residential mortgage-backed securities	30,156	—	527	29,629
Corporate bonds and other debt securities	5,711	—	46	5,665

Total available for sale	$37,877	$—	$634	$37,243

The amortized cost, gross unrealized gains and losses and approximate fair values of securities available for sale are as follows:

	Amortized Cost	Unrealized		Fair Value
December 31, 2017		Gains	Losses
	(Dollars in thousands)
Available for sale:				—
U.S. Government agencies	$2,010	$—	$61	$1,949
Residential mortgage-backed securities	30,156	—	527	29,629
Corporate bonds and other debt securities	5,711	—	46	5,665

Total available for sale	$37,877	$—	$634	$37,243

	Amortized Cost	Unrealized		Fair Value
December 31, 2016		Gains	Losses
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$—	$—
Residential mortgage-backed securities	5	—	—	5
Corporate bonds and other debt securities	—	—	—	—

Total available for sale	$5	$—	$—	$5

Schedule of Securities Available for Sale by Contractual Maturity

The amortized cost and estimated fair value of securities available for sale, by contractual maturity, are as follows:

September 30, 2018	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due in one year or less	$—	$—
Due after one year through five years	4,117	3,998
Due after five years through ten years	3,098	2,954
Due after ten years	477	449
Residential mortgage-backed securities	27,197	26,048

Total available for sale	$34,889	$33,449

The amortized cost and estimated fair value of securities available for sale, by contractual maturity, are as follows:

December 31, 2017	Amortized Cost	Fair Value
	(Dollars in thousands)
Available for sale:
Due in one year or less	$—	$—
Due after one year through five years	4,142	4,110
Due after five years through ten years	3,104	3,035
Due after ten years	475	469
Residential mortgage-backed securities	30,156	29,629

Total available for sale	$37,877	$37,243

Schedule of Investment Securities Available for Sale and Aggregated by Investment Category and Length of Time Individual Securities in Continuous Unrealized Loss Position

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position as of the periods presented:

	Less than 12 Months		12 Months or More		Total
September 30, 2018	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$1,906	$108	$1,906	$108
Residential mortgage-backed securities	1,121	63	24,927	1,086	26,048	1,149
Corporate bonds and other debt securities	2,551	81	2,944	102	5,495	183

Total available for sale	$3,672	$144	$29,777	$1,296	$33,449	$1,440

	Less than 12 Months		12 Months or More		Total
December 31, 2017	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$1,949	$61	$—	$—	$1,949	$61
Residential mortgage-backed securities	29,627	527	—	—	29,627	527
Corporate bonds and other debt securities	5,665	46	—	—	5,665	46

Total available for sale	$37,241	$634	$—	$—	$37,241	$634

The following tables present the estimated fair values and gross unrealized losses on investment securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position as of the periods presented:

	Less than 12 Months		12 Months or More		Total
December 31, 2017	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
Available for sale:
U.S. Government agencies	$1,949	$61	$—	$—	$1,949	$61
Residential mortgage-backed securities	29,627	527	—	—	$29,627	$527
Corporate bonds and other debt securities	5,665	46	—	—	5,665	46

Total available for sale	$37,241	$634	$—	$—	$37,241	$634

	Less than 12 Months		12 Months or More		Total
December 31, 2016	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
(Dollars in thousands)
Available for sale:
U.S. Government agencies	$—	$—	$—	$—	$—	$—
Residential mortgage-backed securities	—	—	—	—	—	—
Corporate bonds and other debt securities	—	—	—	—	—	—

Total available for sale	$—	$—	$—	$—	$—	$—

Sale Proceeds and Gross Realized Gains and Losses on Sale of Securities Available for Sale

Sale proceeds and gross realized gains and losses on the sale of securities available for sale are shown below. The cost of securities sold is based on the specific identification method.

	Years Ended December 31,
	2017	2016
	(Dollars in thousands)
Sale proceeds from sale of available for sale securities	$—	$5,308
Gross realized gains	$—	$—
Gross realized losses	—	(27)

Net realized gains (losses)	$—	$(27)